Investments accounted for using the equity method (Tables)	12 Months Ended
Jun. 30, 2024
Text block 1 [Abstract]
Summary of Ownership Interest in Equity Accounted Investments
Significant interests in equity accounted investments of the Group are those with the most significant contribution to the Group’s net profit or net assets. The Group’s ownership interest in significant equity accounted investments results are listed in the table below.
For a list of the Group’s associates and joint ventures, refer to Exhibit 8.1 – List of Subsidiaries.

Significant associates and joint ventures	Country of incorporation/ principal place of business	Associate or joint venture	Principal activity	Reporting date	Ownership interest
					2024%	2023%
Compañía Minera Antamina S.A. (Antamina)	Peru	Associate	Copper and zinc mining	31 December	33.75	33.75
Samarco Mineração S.A. (Samarco)	Brazil	Joint venture	Iron ore mining	31 December	50.00	50.00

Summary of Movements of Investments Accounted for using the Equity Method
The movement for the year in the Group’s investments accounted for using the equity method is as follows:

Year ended 30 June 2024 US$M	Investment in associates	Investment in joint ventures	Total equity accounted investments
At the beginning of the financial year	1,620	–	1,620
(Loss)/profit from equity accounted investments, related impairments and expenses 1	376	(3,032)	(2,656)
Investment in equity accounted investments	63	–	63
Dividends received from equity accounted investments	(397)	–	(397)
Other 1	–	3,032	3,032

At the end of the financial year	1,662	–	1,662

1
Represents financial impacts of Samarco dam failure in the Group’s loss from equity
accounted investments, related impairments and expenses. Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

Summary of Financial Information of Significant Equity Accounted Investments
The following table summarises the financial information relating to each of the Group’s significant equity accounted investments.

	Associates		Joint ventures
2024 US$M	Antamina	Individually immaterial 1	Samarco 2		Individually immaterial	Total
Current assets	1,699		564	(3)
Non-current assets	6,325		7,214
Current liabilities	(987)		(3,266	) (4)
Non-current liabilities	(2,389)		(23,211)

Net assets/(liabilities) – 100%	4,648		(18,699)

Net assets/(liabilities) – Group share	1,569		(9,349)
Adjustments to net assets related to accounting policy adjustments	(71)		–
Investment in Samarco	–		516	(6)
Impairment of the carrying value of the investment in Samarco	–		(1,041	) (7)
Additional share of Samarco losses	–		7,891	(8)
Unrecognised losses	–		1,983	(9)

Carrying amount of investments accounted for using the equity method	1,498	164	–		–	1,662

Revenue – 100%	4,381		1,553
Profit/(loss) from Continuing operations – 100%	1,353		(6,726	) (10)

Share of profit/(loss) of equity accounted investments	457		(3,363)
Adjustments to share of profit/(loss) related to accounting policy adjustments	8		(6	) (11)
Impairment of the carrying value of the investment in Samarco	–		–
Additional share of Samarco losses	–		506
Fair value change on forward exchange derivatives	–		(199)
Movement in unrecognised losses	–		30	(9)

(Loss)/profit from equity accounted investments, related impairments and expenses	465	(89)	(3,032)		–	(2,656)

Comprehensive income – 100%	1,353		(6,726)

Share of comprehensive (loss)/income – Group share in equity accounted investments	465	(89)	(3,032)		–	(2,656)

Dividends received from equity accounted investments	397	–	–		–	397

	Associates		Joint ventures
2023 US$M	Antamina	Individually immaterial 1	Samarco 2		Individually immaterial	Total
Current assets	1,519		537	(3)
Non-current assets	5,670		5,739
Current liabilities	(774)		(11,167	) (4)
Non-current liabilities	(1,944)		(10,614)

Net assets/(liabilities) – 100%	4,471		(15,505)

Net assets/(liabilities) – Group share	1,509		(7,753)
Adjustments to net assets related to accounting policy adjustments	(79)		291	(5)
Investment in Samarco	–		516	(6)
Impairment of the carrying value of the investment in Samarco	–		(1,041)	(7)
Additional share of Samarco losses	–		6,034	(8)
Unrecognised losses	–		1,953	(9)

Carrying amount of investments accounted for using the equity method	1,430	190	–		–	1,620

Revenue – 100%	4,350		1,554
Profit/(loss) from Continuing operations – 100%	1,571		(3,018)	(10)

Share of profit/(loss) of equity accounted investments	530		(1,509)
Adjustments to share of profit/(loss) related to accounting policy adjustments	(79)		23	(11)
Impairment of the carrying value of the investment in Samarco	–		–
Additional share of Samarco losses	–		452
Fair value change on forward exchange derivatives	–		471
Movement in unrecognised losses	–		778	(9)

Profit/(loss) from equity accounted investments, related impairments and expenses	451	(72)	215		–	594

Comprehensive income – 100%	1,571		(3,018)

Share of comprehensive income/(loss) – Group share in equity accounted investments	451	(72)	215		–	594

Dividends received from equity accounted investments	327	1	–		–	328

	Associates		Joint ventures
2022 US$M	Antamina	Individually immaterial	Samarco 2		Individually immaterial	Total
Revenue – 100%	5,264		1,670
Profit/(loss) from Continuing operations – 100%	2,133		(528	) (10)

Share of profit/(loss) of equity accounted investments	720		(276)
Impairment of the carrying value of the investment in Samarco	–		–
Additional share of Samarco losses	–		290
Fair value change on forward exchange derivatives	–		(81)
Movement in unrecognised losses	–		(609	) (9)

Profit/(loss) from equity accounted investments, related impairments and expenses	720	(63)	(676)		–	(19)

Comprehensive income – 100%	2,133		(528)

Share of comprehensive income/(loss) – Group share in equity accounted investments	720	(63)	(676)		–	(19)

Dividends received from equity accounted investments	776	11	–		–	787

1
The unrecognised share of gain for the period was US$41 million (2023: unrecognised share of gain for the period was US$76 million), which decreased the cumulative losses to US$100 million (2023: decrease to US$141 million).

2
Refer to note 4 ‘Significant events – Samarco dam failure’ for further information regarding the financial impact of the Samarco dam failure which occurred in November 2015 on BHP Brasil’s share of Samarco’s losses. The financial information disclosed represents the underlying financial information of Samarco updated to reflect the Group’s best estimate of the costs to resolve all aspects of the Federal Public Prosecution Office claim and Framework Agreement.

3	Includes cash and cash equivalents of US$251 million (2023: US$138 million).

4	Includes current financial liabilities (excluding trade and other payables and provisions) of US$ nil (2023: US$7,154 million).

5	Relates mainly to dividends declared by Samarco that remain unpaid at balance date and which, in accordance with the Group’s accounting policy, are recognised when received not receivable.

6
Any working capital funding provided to Samarco is capitalised as part of the Group’s investments in joint ventures and disclosed as an impairment included within the Samarco impairment expense line item.

7
In the year ended 30 June 2016 BHP Brasil adjusted its investment in Samarco to US$

nil (resulting from US$(655) million share of loss from Samarco and US$(525) million impairment). Additional cumulative impairment losses relating to working capital funding of US$(516) million have also been recognised.

8
BHP Brasil has recognised accumulated additional share of Samarco losses of US$(7,891) million resulting from US$(6,147) million provisions relating to the Samarco dam failure and US$(1,744) million recognised as net finance costs.

9	Share of Samarco’s losses for which BHP Brasil does not have an obligation to fund.

10
Includes depreciation and amortisation of US$165 million (2023: US$144 million; 2022: US$205 million), interest income of US$43 million (2023: US$42 million; 2022: US$19 million), interest expense of US$807 million (2023: US$1,384 million; 2022: US$628 million), other finance income in relation to the
Judicial Reorganisation
of US$1,756 million (2023: US$ nil; 2022: US$ nil) and
income tax benefit/(expense)
of US$999 million (2023: US$(213) million; 2022: US$(7) million).

11	Includes accounting policy adjustments mainly related to the removal of foreign exchange gains on excluded dividends payable.